LITIGATION	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
NOTE 14. LITIGATION

 In August 2013, a shareholder derivative action was filed in the Court of Common Pleas of Philadelphia County naming as defendant the Company, its directors and certain of its officers.  The complaint seeks unspecified amount of damages and principally alleges breaches of fiduciary duty and gross mismanagement related to the Loan Agreement and the Company’s prepayment of the outstanding balance under the Montaur Promissory Note.  Based on a preliminary review and analysis of the complaints, the Company believes that this lawsuit is without merit and intends to defend it vigorously. The Company is not presently able to estimate the potential losses, if any, related to this lawsuit.

Harry G. Mitchell, the former Chief Operating Officer of the Company, resigned from that position in June 2011.  On August 25, 2011, Mr. Mitchell filed a complaint in the Norfolk County Superior Court in Massachusetts against the Company and its Chief Executive Officer, Patrick T. Mooney, claiming, among other things, that he resigned for good reason (as defined under his employment agreement) and was therefore entitled to certain benefits and also to certain payments under state wage payment statutes.  Mr. Mitchell sought compensatory damages, an award of attorneys’ fees and costs and other relief.  The Company responded to the complaint by serving a partial motion to dismiss on September 28, 2011.  The Company had accrued approximately $400,000 in settlement liability as of September 30, 2011 with respect to this matter, reflecting the Company’s best estimate then of probable loss exposure.

On December 20, 2011, the Company and Dr. Mooney entered into a Settlement and Release Agreement (the “Settlement Agreement”) with Mr. Mitchell in order to allow the Company’s senior management team to focus its full attention on product development and business operations.  In accordance with the Settlement Agreement, the Company agreed to (i) pay Mr. Mitchell a settlement payment in the gross amount of $125,000, to be paid in installments over a three month period, (ii) pay Mr. Mitchell’s full monthly COBRA premium for six months, and (iii) fully vest 100,000 shares of restricted Common Stock (the “Shares”) held by Mr. Mitchell.  The Shares were not fully vested until January 2012 when the Company received confirmation of Mr. Mitchell’s dismissal of his lawsuit, thereby leaving an outstanding settlement accrued liability of $369,840 at December 31, 2011, which includes $290,000 representing the fair value of the Common Stock to be issued, in the Company’s consolidated balance sheet as of December 31, 2011. This liability fully satisfied in January 2012 for Common Stock with a fair value of $208,000 resulting in a reduction to share-based compensation of $82,000 in 2012.